000 B000000 03/31/2002
000 C000000 0000740146
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 AXP STRATEGY SERIES, INC.
001 B000000 811-3956
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  5
007 C010100  1
007 C020100 AXP EQUITY VALUE FUND
007 C030100 N
007 C010200  2
007 C020200 AXP STRATEGY AGGRESSIVE FUND
007 C030200 N
007 C010300  3
007 C020300 AXP SMALL CAP ADVANTAGE FUND
007 C030300 N
007 C010400  4
007 C020400 AXP FOCUSED GROWTH FUND
007 C030400 N
007 C010500  5
007 C020500 AXP PARTNERS SMALL CAP GROWTH FUND
007 C030500 N
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
007 C011100 11
007 C011200 12
007 C011300 13
007 C011400 14
007 C011500 15
007 C011600 16
007 C011700 17
007 C011800 18
007 C011900 19
007 C012000 20
011 A00AA01 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
011 B00AA01 8-16791
011 C01AA01 MINNEAPOLIS
011 C02AA01 MN
011 C03AA01 55474
012 A00AA01 AMERICAN EXPRESS CLIENT SERVICE CORPORATION
012 B00AA01 84-5685
012 C01AA01 MINNEAPOLIS
012 C02AA01 MN
012 C03AA01 55474
013 A00AA01 KPMG LLP
013 B01AA01 MINNEAPOLIS
013 B02AA01 MN
013 B03AA01 55402
013 B04AA01 3900
014 A00AA01 AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
014 B00AA01 8-42582
014 A00AA02 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
014 B00AA02 8-16791
014 A00AA03 IDS LIFE INSURANCE COMPANY
014 B00AA03 8-14124
014 A00AA04 SECURITIES AMERICA, INC.
014 B00AA04 8-26602
014 A00AA05 NORTHWINDS MARKETING GROUP LLC
014 B00AA05 8-53300
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   77
019 C00AA00 AMEXPFUNDS
020 A000001 J. P. MORGAN SECURITIES INC.
020 B000001 13-3224016
020 C000001   1204
020 A000002 SALOMON SMITH BARNEY INC.
020 B000002 11-2418191
020 C000002   1101
020 A000003 LEHMAN BROTHERS INC.
020 B000003 13-2518466
020 C000003   1055
020 A000004 UBS WARBURG LLC
020 B000004 13-3873456
020 C000004    683
020 A000005 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
020 B000005 13-5674085
020 C000005    650
020 A000006 CREDIT SUISSE FIRST BOSTON CORP.
020 B000006 13-5659485
020 C000006    625
020 A000007 INSTINET CORPORATION
020 B000007 13-3443395
020 C000007    493
020 A000008 BANC OF AMERICA SECURITIES LLC
020 B000008 56-2058405
020 C000008    345
020 A000009 GOLDMAN SACHS & CO.N
020 B000009 13-5108880
020 C000009    323
020 A000010 PRUDENTIAL SECURITIES INC.
020 B000010 22-2347336
020 C000010    216
021  000000    13219
022 A000001 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
022 B000001 13-5674085
022 C000001   1944013
022 D000001    311584
022 A000002 LEHMAN COMMERCIAL PAPER INC.
022 B000002 13-2501865
022 C000002    913031
022 D000002         0
022 A000003 CREDIT SUISSE FIRST BOSTON CORP.
022 B000003 13-5659485
022 C000003    551832
022 D000003    312167
022 A000004 SALOMON SMITH BARNEY INC.
022 B000004 11-2418191
022 C000004    435406
022 D000004    374230
022 A000005 J. P. MORGAN SECURITIES INC.
022 B000005 13-3224016
022 C000005    479009
022 D000005    278510
022 A000006 GOLDMAN, SACHS & CO.
022 B000006 13-5108880
022 C000006    500851
022 D000006     57611
022 A000007 LEHMAN BROTHERS INC.
022 B000007 13-2518466
022 C000007    148493
022 D000007    105111
022 A000008 UBS WARBURG LLC
022 B000008 13-3873456
022 C000008    142045
022 D000008     72103
022 A000009 DEUTCSHE BANC ALEX. BROWN INC.
022 B000009 13-2730828
022 C000009    113978
022 D000009     98505
022 A000010 HSBC BROKERAGE (USA) INC.
022 B000010 13-5101370
022 C000010     96806
022 D000010         0
023 C000000    7025138
023 D000000    2716185
026 A000000 N
026 B000000 Y
026 C000000 Y
026 D000000 Y
026 E000000 Y
026 F000000 Y
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
054 A00AA00 Y
054 B00AA00 Y
054 C00AA00 Y
054 D00AA00 N
054 E00AA00 N
054 F00AA00 N
054 G00AA00 N
054 H00AA00 N
054 I00AA00 N
054 J00AA00 N
054 K00AA00 N
054 L00AA00 Y
054 M00AA00 Y
054 N00AA00 N
054 O00AA00 Y
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 Y
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
078  000000 N
080 A00AA00 TRAVELERS CASUALTY & SURETY CO OF AMERICA
080 C00AA00     2500
081 A00AA00 N
081 B00AA00   0
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
008 A000101 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B000101 A
008 C000101 801-14721
008 D010101 MINNEAPOLIS
008 D020101 MN
008 D030101 55474
015 A000101 AMERICAN EXPRESS TRUST COMPANY
015 B000101 C
015 C010101 MINNEAPOLIS
015 C020101 MN
015 C030101 55474
015 E010101 X
015 A000102 BANK OF NEW YORK
015 B000102 S
015 C010102 NEW YORK
015 C020102 NY
015 C030102 10286
015 C040102 0001
015 E040102 X
024  000100 Y
025 A000101 J.P. MORGAN CHASE
025 B000101 13-3224016
025 C000101 E
025 D000101   22103
025 A000102 FLEETBOSTON FINANCIAL
025 B000102 05-0341324
025 C000102 E
025 D000102   11025
025 A000103 LEHMAN BROTHERS HOLDINGS
025 B000103 13-2518466
025 C000103 E
025 D000103   78861
025 A000104 MORGAN STANLEY,DEAN WITTER,DISCOVER & CO.
025 B000104 13-2655998
025 C000104 E
025 D000104   47854
025 D000105       0
025 D000106       0
025 D000107       0
025 D000108       0
028 A010100     25943
028 A020100         0
028 A030100         0
028 A040100     26696
028 B010100     17637
028 B020100         0
028 B030100         0
028 B040100     25223
028 C010100     21848
028 C020100    141871
028 C030100         0
028 C040100     50824
028 D010100     22973
028 D020100         1
028 D030100         0
028 D040100     24054
028 E010100     14490
028 E020100        -2
028 E030100         0
028 E040100     23975
028 F010100     16619
028 F020100      2924
028 F030100         0
028 F040100     26854
028 G010100    119510
028 G020100    144794
028 G030100         0
028 G040100    177626
028 H000100     15858
029  000100 Y
030 A000100   1671
030 B000100  5.75
030 C000100  0.00
031 A000100    801
031 B000100      0
032  000100      0
033  000100    870
034  000100 Y
035  000100    429
036 A000100 N
036 B000100      0
037  000100 N
038  000100      0
039  000100 N
040  000100 Y
041  000100 Y
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100   0
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100 100
043  000100  11096
044  000100      0
045  000100 Y
046  000100 N
047  000100 N
048  000100  0.000
048 A010100        0
048 A020100 0.000
048 B010100        0
048 B020100 0.000
048 C010100        0
048 C020100 0.000
048 D010100        0
048 D020100 0.000
048 E010100        0
048 E020100 0.000
048 F010100        0
048 F020100 0.000
048 G010100        0
048 G020100 0.000
048 H010100        0
048 H020100 0.000
048 I010100        0
048 I020100 0.000
048 J010100        0
048 J020100 0.000
048 K010100        0
048 K020100 0.000
049  000100 N
050  000100 N
051  000100 Y
052  000100 N
053 A000100 N
055 A000100 N
055 B000100 Y
056  000100 Y
057  000100 N
058 A000100 N
059  000100 Y
060 A000100 Y
060 B000100 Y
061  000100      100
062 A000100 N
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
063 A000100   0
063 B000100  0.0
066 A000100 Y
066 B000100 N
066 C000100 N
066 D000100 N
066 E000100 Y
066 F000100 N
066 G000100 N
067  000100 N
068 A000100 N
068 B000100 N
069  000100 N
070 A010100 Y
070 A020100 N
070 B010100 Y
070 B020100 N
070 C010100 N
070 C020100 N
070 D010100 Y
070 D020100 N
070 E010100 N
070 E020100 N
070 F010100 Y
070 F020100 N
070 G010100 N
070 G020100 N
070 H010100 Y
070 H020100 N
070 I010100 N
070 I020100 N
070 J010100 Y
070 J020100 N
070 K010100 Y
070 K020100 N
070 L010100 Y
070 L020100 Y
070 M010100 Y
070 M020100 N
070 N010100 Y
070 N020100 Y
070 O010100 Y
070 O020100 Y
070 P010100 Y
070 P020100 Y
070 Q010100 N
070 Q020100 N
070 R010100 N
070 R020100 N
071 A000100   1165831
071 B000100   1179091
071 C000100   1901873
071 D000100   61
072 A000100 12
072 B000100      833
072 C000100    36213
072 D000100        0
072 E000100        0
072 F000100    10338
072 G000100      680
072 H000100        0
072 I000100     3468
072 J000100       99
072 K000100      266
072 L000100        0
072 M000100       18
072 N000100       80
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       24
072 S000100        0
072 T000100    11096
072 U000100        0
072 V000100        0
072 W000100       20
072 X000100    26089
072 Y000100       44
072 Z000100    11001
072AA000100        0
072BB000100    15863
072CC010100        0
072CC020100     4200
072DD010100     9175
072DD020100      258
072EE000100   142273
073 A010100   0.0000
073 A020100   0.0000
073 B000100   0.0000
073 C000100   0.0000
074 A000100        0
074 B000100        0
074 C000100     1399
074 D000100        0
074 E000100     7672
074 F000100  1874399
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100     5559
074 K000100        0
074 L000100     2159
074 M000100        0
074 N000100  1891188
074 O000100     3723
074 P000100       59
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      336
074 S000100        0
074 T000100  1887070
074 U010100   118428
074 U020100    81221
074 V010100     0.00
074 V020100     0.00
074 W000100   0.0000
074 X000100   180273
074 Y000100        0
075 A000100        0
075 B000100  1929286
076  000100     0.00
008 A000201 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B000201 A
008 C000201 801-14721
008 D010201 MINNEAPOLIS
008 D020201 MN
008 D030201 55474
008 A000202 DELETE
015 A000201 AMERICAN EXPRESS TRUST COMPANY
015 B000201 C
015 C010201 MINNEAPOLIS
015 C020201 MN
015 C030201 55474
015 E010201 X
015 A000202 BANK OF NEW YORK
015 B000202 S
015 C010202 NEW YORK
015 C020202 NY
015 C030202 10286
015 C040202 0001
015 E040202 X
024  000200 Y
025 A000201 MORGAN STANLEY, DEAN WITTER & CO
025 B000201 13-2655998
025 C000201 D
025 D000201    2796
025 A000202 SALOMON SMITH BARNEY
025 B000202 11-2418191
025 C000202 D
025 D000202     500
025 D000203       0
025 D000204       0
025 D000205       0
025 D000206       0
025 D000207       0
025 D000208       0
028 A010200     36630
028 A020200         0
028 A030200         0
028 A040200     54323
028 B010200     33028
028 B020200         0
028 B030200         0
028 B040200     45862
028 C010200     36932
028 C020200         0
028 C030200         0
028 C040200     61679
028 D010200     33097
028 D020200         0
028 D030200         0
028 D040200     48642
028 E010200     30669
028 E020200         0
028 E030200         0
028 E040200     51329
028 F010200     33416
028 F020200         0
028 F030200         0
028 F040200     56438
028 G010200    203772
028 G020200         0
028 G030200         0
028 G040200    318273
028 H000200     17071
029  000200 Y
030 A000200   2086
030 B000200  5.75
030 C000200  0.00
031 A000200   1123
031 B000200      0
032  000200      0
033  000200    963
034  000200 Y
035  000200    401
036 A000200 N
036 B000200      0
037  000200 N
038  000200      0
039  000200 N
040  000200 Y
041  000200 Y
042 A000200   0
042 B000200   0
042 C000200   0
042 D000200   0
042 E000200   0
042 F000200   0
042 G000200   0
042 H000200 100
043  000200   9374
044  000200      0
045  000200 Y
046  000200 N
047  000200 N
048  000200  0.000
048 A010200        0
048 A020200 0.000
048 B010200        0
048 B020200 0.000
048 C010200        0
048 C020200 0.000
048 D010200        0
048 D020200 0.000
048 E010200        0
048 E020200 0.000
048 F010200        0
048 F020200 0.000
048 G010200        0
048 G020200 0.000
048 H010200        0
048 H020200 0.000
048 I010200        0
048 I020200 0.000
048 J010200        0
048 J020200 0.000
048 K010200        0
048 K020200 0.000
049  000200 N
050  000200 N
051  000200 Y
052  000200 N
053 A000200 N
055 A000200 N
055 B000200 N
056  000200 Y
057  000200 N
058 A000200 N
059  000200 Y
060 A000200 Y
060 B000200 Y
061  000200      100
062 A000200 N
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
063 A000200   0
063 B000200  0.0
066 A000200 Y
066 B000200 N
066 C000200 N
066 D000200 Y
066 E000200 N
066 F000200 N
066 G000200 N
067  000200 N
068 A000200 N
068 B000200 N
069  000200 N
070 A010200 Y
070 A020200 N
070 B010200 Y
070 B020200 Y
070 C010200 N
070 C020200 N
070 D010200 Y
070 D020200 N
070 E010200 N
070 E020200 N
070 F010200 Y
070 F020200 N
070 G010200 N
070 G020200 N
070 H010200 Y
070 H020200 N
070 I010200 N
070 I020200 N
070 J010200 Y
070 J020200 Y
070 K010200 Y
070 K020200 N
070 L010200 Y
070 L020200 Y
070 M010200 Y
070 M020200 Y
070 N010200 Y
070 N020200 Y
070 O010200 Y
070 O020200 N
070 P010200 Y
070 P020200 Y
070 Q010200 N
070 Q020200 N
070 R010200 N
070 R020200 N
071 A000200   3411115
071 B000200   3372771
071 C000200   1559066
071 D000200  216
072 A000200 12
072 B000200     7863
072 C000200     6081
072 D000200        0
072 E000200        0
072 F000200     7962
072 G000200      858
072 H000200        0
072 I000200     5080
072 J000200      186
072 K000200      389
072 L000200        0
072 M000200       18
072 N000200       89
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200       24
072 S000200        0
072 T000200     9374
072 U000200        0
072 V000200        0
072 W000200       47
072 X000200    24027
072 Y000200       50
072 Z000200   -10033
072AA000200        0
072BB000200   472742
072CC010200   294394
072CC020200        0
072DD010200        0
072DD020200        0
072EE000200        0
073 A010200   0.0000
073 A020200   0.0000
073 B000200   0.0000
073 C000200   0.0000
074 A000200        0
074 B000200        0
074 C000200    91054
074 D000200     1730
074 E000200    52472
074 F000200  1391316
074 G000200     2263
074 H000200        0
074 I000200        0
074 J000200    19300
074 K000200        0
074 L000200      509
074 M000200        0
074 N000200  1558644
074 O000200    35618
074 P000200       55
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200    26467
074 S000200        0
074 T000200  1496504
074 U010200    77319
074 U020200    50805
074 V010200     0.00
074 V020200     0.00
074 W000200   0.0000
074 X000200   244539
074 Y000200        0
075 A000200        0
075 B000200  1725293
076  000200     0.00
008 A000301 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B000301 A
008 C000301 801-14721
008 D010301 MINNEAPOLIS
008 D020301 MN
008 D030301 55474
008 A000302 KENWOOD CAPITAL MANAGEMENT LLC
008 B000302 S
008 C000302 801-56285
008 D010302 MINNEAPOLIS
008 D020302 MN
008 D030302 55440
008 D040302 0010
015 A000301 AMERICAN EXPRESS TRUST COMPANY
015 B000301 C
015 C010301 MINNEAPOLIS
015 C020301 MN
015 C030301 55474
015 E010301 X
015 A000302 DELETE
024  000300 Y
025 A000301 JEFFERIES GROUP
025 B000301 95-2622900
025 C000301 E
025 D000301    2791
025 A000302 RAYMOND JAMES FINANCIAL
025 B000302 59-1237041
025 C000302 E
025 D000302    2824
025 D000303       0
025 D000304       0
025 D000305       0
025 D000306       0
025 D000307       0
025 D000308       0
028 A010300     10530
028 A020300         0
028 A030300         0
028 A040300     10180
028 B010300      9270
028 B020300         0
028 B030300         0
028 B040300      9160
028 C010300     11431
028 C020300         0
028 C030300         0
028 C040300     12282
028 D010300     10253
028 D020300         0
028 D030300         0
028 D040300      9863
028 E010300      8391
028 E020300         0
028 E030300         0
028 E040300     10628
028 F010300      8884
028 F020300         0
028 F030300         0
028 F040300     12046
028 G010300     58759
028 G020300         0
028 G030300         0
028 G040300     64159
028 H000300     10386
029  000300 Y
030 A000300   1360
030 B000300  5.75
030 C000300  0.00
031 A000300    675
031 B000300      0
032  000300      0
033  000300    685
034  000300 Y
035  000300    179
036 A000300 N
036 B000300      0
037  000300 N
038  000300      0
039  000300 N
040  000300 Y
041  000300 Y
042 A000300   0
042 B000300   0
042 C000300   0
042 D000300   0
042 E000300   0
042 F000300   0
042 G000300   0
042 H000300 100
043  000300   3035
044  000300      0
045  000300 Y
046  000300 N
047  000300 N
048  000300  0.000
048 A010300        0
048 A020300 0.000
048 B010300        0
048 B020300 0.000
048 C010300        0
048 C020300 0.000
048 D010300        0
048 D020300 0.000
048 E010300        0
048 E020300 0.000
048 F010300        0
048 F020300 0.000
048 G010300        0
048 G020300 0.000
048 H010300        0
048 H020300 0.000
048 I010300        0
048 I020300 0.000
048 J010300        0
048 J020300 0.000
048 K010300        0
048 K020300 0.000
049  000300 N
050  000300 N
051  000300 Y
052  000300 N
053 A000300 N
055 A000300 N
055 B000300 N
056  000300 Y
057  000300 N
058 A000300 N
059  000300 Y
060 A000300 Y
060 B000300 Y
061  000300      100
062 A000300 N
062 B000300   0.0
062 C000300   0.0
062 D000300   0.0
062 E000300   0.0
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   0.0
062 M000300   0.0
062 N000300   0.0
062 O000300   0.0
062 P000300   0.0
062 Q000300   0.0
062 R000300   0.0
063 A000300   0
063 B000300  0.0
066 A000300 Y
066 B000300 N
066 C000300 N
066 D000300 Y
066 E000300 N
066 F000300 N
066 G000300 N
067  000300 N
068 A000300 N
068 B000300 N
069  000300 N
070 A010300 Y
070 A020300 N
070 B010300 Y
070 B020300 N
070 C010300 N
070 C020300 N
070 D010300 Y
070 D020300 N
070 E010300 N
070 E020300 N
070 F010300 Y
070 F020300 N
070 G010300 N
070 G020300 N
070 H010300 Y
070 H020300 N
070 I010300 N
070 I020300 N
070 J010300 Y
070 J020300 N
070 K010300 Y
070 K020300 N
070 L010300 Y
070 L020300 Y
070 M010300 Y
070 M020300 N
070 N010300 Y
070 N020300 Y
070 O010300 Y
070 O020300 N
070 P010300 Y
070 P020300 Y
070 Q010300 N
070 Q020300 N
070 R010300 N
070 R020300 N
071 A000300    818754
071 B000300    771799
071 C000300    568830
071 D000300  136
072 A000300 12
072 B000300     1159
072 C000300     4402
072 D000300        0
072 E000300        0
072 F000300     3737
072 G000300      342
072 H000300        0
072 I000300     1456
072 J000300       76
072 K000300      135
072 L000300        0
072 M000300       11
072 N000300      160
072 O000300        0
072 P000300        0
072 Q000300        0
072 R000300       16
072 S000300        0
072 T000300     3035
072 U000300        0
072 V000300        0
072 W000300       40
072 X000300     9008
072 Y000300       12
072 Z000300    -3435
072AA000300        0
072BB000300     1062
072CC010300    75961
072CC020300        0
072DD010300        0
072DD020300        0
072EE000300        0
073 A010300   0.0000
073 A020300   0.0000
073 B000300   0.0000
073 C000300   0.0000
074 A000300      182
074 B000300        0
074 C000300    27956
074 D000300        0
074 E000300        0
074 F000300   622871
074 G000300        0
074 H000300        0
074 I000300        0
074 J000300     8968
074 K000300        0
074 L000300      564
074 M000300        0
074 N000300   660541
074 O000300     7411
074 P000300       25
074 Q000300        0
074 R010300        0
074 R020300        0
074 R030300        0
074 R040300    12895
074 S000300        0
074 T000300   640210
074 U010300    76231
074 U020300    42527
074 V010300     0.00
074 V020300     0.00
074 W000300   0.0000
074 X000300    77164
074 Y000300        0
075 A000300        0
075 B000300   595832
076  000300     0.00
008 A000401 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B000401 A
008 C000401 801-14721
008 D010401 MINNEAPOLIS
008 D020401 MN
008 D030401 55474
015 A000401 AMERICAN EXPRESS TRUST COMPANY
015 B000401 C
015 C010401 MINNEAPOLIS
015 C020401 MN
015 C030401 55474
015 E010401 X
015 A000402 DELETE
024  000400 Y
025 A000401 BANK OF AMERICA
025 B000401 94-1687655
025 C000401 E
025 D000401    1360
025 D000402       0
025 D000403       0
025 D000404       0
025 D000405       0
025 D000406       0
025 D000407       0
025 D000408       0
028 A010400      2738
028 A020400         0
028 A030400         0
028 A040400      2388
028 B010400      3323
028 B020400         0
028 B030400         0
028 B040400      2725
028 C010400      8847
028 C020400         0
028 C030400         0
028 C040400      4144
028 D010400      4920
028 D020400         0
028 D030400         0
028 D040400      3564
028 E010400      2373
028 E020400         0
028 E030400         0
028 E040400      2098
028 F010400      1844
028 F020400         0
028 F030400         0
028 F040400      2403
028 G010400     24045
028 G020400         0
028 G030400         0
028 G040400     17322
028 H000400      2664
029  000400 Y
030 A000400    297
030 B000400  5.75
030 C000400  0.00
031 A000400    170
031 B000400      0
032  000400      0
033  000400    127
034  000400 Y
035  000400     36
036 A000400 N
036 B000400      0
037  000400 N
038  000400      0
039  000400 N
040  000400 Y
041  000400 Y
042 A000400   0
042 B000400   0
042 C000400   0
042 D000400   0
042 E000400   0
042 F000400   0
042 G000400   0
042 H000400 100
043  000400    446
044  000400      0
045  000400 Y
046  000400 N
047  000400 N
048  000400  0.000
048 A010400        0
048 A020400 0.000
048 B010400        0
048 B020400 0.000
048 C010400        0
048 C020400 0.000
048 D010400        0
048 D020400 0.000
048 E010400        0
048 E020400 0.000
048 F010400        0
048 F020400 0.000
048 G010400        0
048 G020400 0.000
048 H010400        0
048 H020400 0.000
048 I010400        0
048 I020400 0.000
048 J010400        0
048 J020400 0.000
048 K010400        0
048 K020400 0.000
049  000400 N
050  000400 N
051  000400 Y
052  000400 N
053 A000400 Y
053 B000400 Y
053 C000400 N
055 A000400 N
055 B000400 N
056  000400 Y
057  000400 N
058 A000400 N
059  000400 Y
060 A000400 N
060 B000400 N
061  000400      100
062 A000400 N
062 B000400   0.0
062 C000400   0.0
062 D000400   0.0
062 E000400   0.0
062 F000400   0.0
062 G000400   0.0
062 H000400   0.0
062 I000400   0.0
062 J000400   0.0
062 K000400   0.0
062 L000400   0.0
062 M000400   0.0
062 N000400   0.0
062 O000400   0.0
062 P000400   0.0
062 Q000400   0.0
062 R000400   0.0
063 A000400   0
063 B000400  0.0
066 A000400 Y
066 B000400 N
066 C000400 N
066 D000400 N
066 E000400 Y
066 F000400 N
066 G000400 N
067  000400 N
068 A000400 N
068 B000400 N
069  000400 N
070 A010400 Y
070 A020400 N
070 B010400 Y
070 B020400 Y
070 C010400 N
070 C020400 N
070 D010400 Y
070 D020400 N
070 E010400 N
070 E020400 N
070 F010400 Y
070 F020400 N
070 G010400 N
070 G020400 N
070 H010400 Y
070 H020400 N
070 I010400 N
070 I020400 N
070 J010400 Y
070 J020400 N
070 K010400 Y
070 K020400 N
070 L010400 Y
070 L020400 Y
070 M010400 Y
070 M020400 N
070 N010400 Y
070 N020400 Y
070 O010400 Y
070 O020400 N
070 P010400 Y
070 P020400 N
070 Q010400 N
070 Q020400 N
070 R010400 N
070 R020400 N
071 A000400     79434
071 B000400     63178
071 C000400     80711
071 D000400   78
072 A000400 12
072 B000400      349
072 C000400      170
072 D000400        0
072 E000400        0
072 F000400      463
072 G000400       53
072 H000400        0
072 I000400      343
072 J000400       12
072 K000400       40
072 L000400        0
072 M000400       10
072 N000400       64
072 O000400        0
072 P000400        0
072 Q000400        0
072 R000400       14
072 S000400        0
072 T000400      446
072 U000400        0
072 V000400        0
072 W000400        6
072 X000400     1451
072 Y000400      130
072 Z000400     -802
072AA000400        0
072BB000400    44411
072CC010400    37706
072CC020400        0
072DD010400        0
072DD020400        0
072EE000400        0
073 A010400   0.0000
073 A020400   0.0000
073 B000400   0.0000
073 C000400   0.0000
074 A000400       37
074 B000400        0
074 C000400     3393
074 D000400        0
074 E000400        0
074 F000400    83485
074 G000400        0
074 H000400        0
074 I000400        0
074 J000400      432
074 K000400        0
074 L000400       42
074 M000400        0
074 N000400    87389
074 O000400      554
074 P000400        4
074 Q000400        0
074 R010400        0
074 R020400        0
074 R030400        0
074 R040400       94
074 S000400        0
074 T000400    86737
074 U010400    25337
074 U020400    14466
074 V010400     0.00
074 V020400     0.00
074 W000400   0.0000
074 X000400    17957
074 Y000400        0
075 A000400        0
075 B000400    86439
076  000400     0.00
008 A000501 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B000501 A
008 C000501 801-14721
008 D010501 MINNEAPOLIS
008 D020501 MN
008 D030501 55474
008 A000502 INVESCO FUNDS GROUP, INC.
008 B000502 S
008 C000502 801-1569
008 D010502 DENVER
008 D020502 CO
008 D030502 80237
008 A000503 NEUBERGER BERMAN MANAGEMENT, INC.
008 B000503 S
008 C000503 801-8259
008 D010503 NEW YORK
008 D020503 NY
008 D030503 10158
008 D040503 3698
008 A000504 RS INVESTMENT MANAGEMENT, L.P.
008 B000504 S
008 C000504 801-44125
008 D010504 SAN FRANCISCO
008 D020504 CA
008 D030504 94111
015 A000501 AMERICAN EXPRESS TRUST COMPANY
015 B000501 C
015 C010501 MINNEAPOLIS
015 C020501 MN
015 C030501 55474
015 E010501 X
015 A000502 BANK OF NEW YORK
015 B000502 S
015 C010502 NEW YORK
015 C020502 NY
015 C030502 10286
015 C040502 0001
015 E040502 X
024  000500 Y
025 A000501 RAYMOND JAMES FINANCIAL
025 B000501 59-1237041
025 C000501 E
025 D000501     596
025 A000502 INVESTMENT TECHNOLOGY GROUP
025 B000502 13-3757717
025 C000502 E
025 D000502     725
025 D000503       0
025 D000504       0
025 D000505       0
025 D000506       0
025 D000507       0
025 D000508       0
028 A010500     13634
028 A020500         0
028 A030500         0
028 A040500      1512
028 B010500     15322
028 B020500         0
028 B030500         0
028 B040500      1715
028 C010500     27765
028 C020500        26
028 C030500         0
028 C040500       914
028 D010500     27026
028 D020500         0
028 D030500         0
028 D040500      2945
028 E010500     21696
028 E020500         0
028 E030500         0
028 E040500      1939
028 F010500     23866
028 F020500         0
028 F030500         0
028 F040500      2295
028 G010500    129309
028 G020500        26
028 G030500         0
028 G040500     11320
028 H000500     15592
029  000500 Y
030 A000500   1185
030 B000500  5.75
030 C000500  0.00
031 A000500    529
031 B000500      0
032  000500      0
033  000500    656
034  000500 Y
035  000500     23
036 A000500 N
036 B000500      0
037  000500 N
038  000500      0
039  000500 N
040  000500 Y
041  000500 Y
042 A000500   0
042 B000500   0
042 C000500   0
042 D000500   0
042 E000500   0
042 F000500   0
042 G000500   0
042 H000500 100
043  000500    553
044  000500      0
045  000500 Y
046  000500 N
047  000500 N
048  000500  0.000
048 A010500        0
048 A020500 0.000
048 B010500        0
048 B020500 0.000
048 C010500        0
048 C020500 0.000
048 D010500        0
048 D020500 0.000
048 E010500        0
048 E020500 0.000
048 F010500        0
048 F020500 0.000
048 G010500        0
048 G020500 0.000
048 H010500        0
048 H020500 0.000
048 I010500        0
048 I020500 0.000
048 J010500        0
048 J020500 0.000
048 K010500        0
048 K020500 0.000
049  000500 N
050  000500 N
051  000500 Y
052  000500 N
053 A000500 Y
053 B000500 Y
053 C000500 N
055 A000500 N
055 B000500 N
056  000500 Y
057  000500 N
058 A000500 N
059  000500 Y
060 A000500 Y
060 B000500 Y
061  000500      100
062 A000500 N
062 B000500   0.0
062 C000500   0.0
062 D000500   0.0
062 E000500   0.0
062 F000500   0.0
062 G000500   0.0
062 H000500   0.0
062 I000500   0.0
062 J000500   0.0
062 K000500   0.0
062 L000500   0.0
062 M000500   0.0
062 N000500   0.0
062 O000500   0.0
062 P000500   0.0
062 Q000500   0.0
062 R000500   0.0
063 A000500   0
063 B000500  0.0
066 A000500 Y
066 B000500 N
066 C000500 N
066 D000500 Y
066 E000500 N
066 F000500 N
066 G000500 N
067  000500 N
068 A000500 N
068 B000500 N
069  000500 N
070 A010500 Y
070 A020500 N
070 B010500 Y
070 B020500 N
070 C010500 N
070 C020500 N
070 D010500 Y
070 D020500 N
070 E010500 N
070 E020500 N
070 F010500 Y
070 F020500 N
070 G010500 N
070 G020500 N
070 H010500 Y
070 H020500 N
070 I010500 N
070 I020500 N
070 J010500 Y
070 J020500 N
070 K010500 Y
070 K020500 N
070 L010500 Y
070 L020500 Y
070 M010500 Y
070 M020500 N
070 N010500 Y
070 N020500 Y
070 O010500 Y
070 O020500 N
070 P010500 Y
070 P020500 N
070 Q010500 N
070 Q020500 N
070 R010500 N
070 R020500 N
071 A000500    333237
071 B000500    160293
071 C000500    104939
071 D000500  153
072 A000500 12
072 B000500      383
072 C000500      198
072 D000500        0
072 E000500        0
072 F000500     1075
072 G000500       93
072 H000500        0
072 I000500      323
072 J000500      177
072 K000500       26
072 L000500        0
072 M000500       10
072 N000500      152
072 O000500        0
072 P000500        0
072 Q000500        0
072 R000500       14
072 S000500        0
072 T000500      553
072 U000500        0
072 V000500        0
072 W000500       16
072 X000500     2439
072 Y000500      407
072 Z000500    -1451
072AA000500        0
072BB000500    13430
072CC010500    17796
072CC020500        0
072DD010500        0
072DD020500        0
072EE000500        0
073 A010500   0.0000
073 A020500   0.0000
073 B000500   0.0000
073 C000500   0.0000
074 A000500    13359
074 B000500        0
074 C000500    13539
074 D000500        0
074 E000500        0
074 F000500   209542
074 G000500        0
074 H000500        0
074 I000500        0
074 J000500     1761
074 K000500        0
074 L000500      375
074 M000500        0
074 N000500   238575

074 O000500     7453
074 P000500       11
074 Q000500        0
074 R010500        0
074 R020500        0
074 R030500        0
074 R040500     3181
074 S000500        0
074 T000500   227930
074 U010500    34257
074 U020500    17398
074 V010500     0.00
074 V020500     0.00
074 W000500   0.0000
074 X000500    34912
074 Y000500        0
075 A000500        0
075 B000500   119211
076  000500     0.00
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

RE:               Changes in investment policies for Fiscal Year Ended 3/31/02 for:
                           AXP STRATEGY SERIES, INC.
                                AXP Equity Value Fund
                                AXP Focused Growth Fund
                                AXP Partners Small Cap Growth Fund
                                AXP Small Cap Advantage Fund
                                AXP Strategy Aggressive Fund


Changes in the resolution pertaining to repurchase agreements:

         RESOLVED, That the Fund may enter into repurchase agreements (repos) where appropriate for effective short-term cash management with broker-dealers registered as such under the Securities Exchange Act of 1934 and with commercial banks provided that American Express Financial Corporation complies with the requirements of Rule 5b-3 and, for any security acquired under the terms of a repurchase agreement that is an "Unrated Security," it shall have first determined that such security is of comparable quality to securities that are rated in the highest rating category by the "Requisite NRSROs," as both terms are defined in the rule.


[Equity Value]

         RESOLVED, That under normal market conditions at least 80% of the Fund's net assets shall be invested in equity securities; and further

         RESOLVED, That the Fund shall provide shareholders with at least 60 days notice of any change in the 80% policy.


[Partners Small Cap Growth]

         RESOLVED, That under normal market conditions at least 80% of the Fund's net assets shall be invested in securities of companies with market capitalization of up to $2 billion at the time the Fund first invests in them; and further

         RESOLVED, That the Fund shall provide shareholders with a least 60 days notice of any change in the 80% policy.

                             RULE 10f-3 REPORT FORM

                         Record Of Securities Purchased
                     Under The Trust's Rule 10f-3 Procedures

1.   Name of Portfolio: AXP Small Cap Growth Fund

2.   Name of Issuer: Anthem, Inc.

3.   Date of Purchase: October 29, 2001

4.   Underwriter from whom purchased: Goldman, Sachs & Co

5.   "Affiliated   Underwriter"   managing  or   participating  in  underwriting
     syndicate: Neuberger Berman, LLC

6.   Is a list of the underwriting syndicate's members attached? Yes  X  No ____

7. Aggregate principal amount of purchase by all investment companies advised by the Adviser or Subadviser: 209,530

8.   Aggregate principal amount of offering: 55,200,000

9.   Purchase price (net of fees and expenses): $ 36.00

10.  Date offering commenced: October 29, 2001

11.  Offering price at close of first day on which any sales were made: $ 36.00

12.  Commission, spread or profit:  4.60%                 $1.656/ share

13.  Have the following conditions been satisfied?                     Yes   No

a.   The securities are:

         part of an issue registered under the Securities Act of 1933
         which is being offered to the public;                          X   ____

              Eligible Municipal Securities;                          ____  ____

              sold in an Eligible Foreign Offering; or                ____  ____

              sold in an Eligible Rule 144A offering?                 ____  ____

         (See Appendix B to the Rule 10f-3 Procedures for definitions of the capitalized terms herein.) Yes No

                                                                       Yes   No
 b.   (1) The securities  were purchased  prior to the end of
      the first day on which any sales were made,  at a price
      that is not more  than  the  price  paid by each  other
      purchaser  of  securities  in that  offering  or in any
      concurrent  offering of the securities  (except, in the
      case of an Eligible Foreign Offering, for any rights to
      purchase  that are  required  by law to be  granted  to
      existing security holders of the issuer); OR                      X   ____

      (2) If the  securities  to be  purchased  were  offered  for subscription  upon exercise of rights,  such securities were purchased on or before the fourth day  preceding  the day on
      which the rights offering terminates?                           ____  ____

c.    The underwriting was a firm commitment underwriting?              X   ____

d.    The  commission,  spread or profit was  reasonable  and
      fair in relation  to that being  received by others for
      underwriting  similar securities during the same period
      (see   Attachment   for   comparison   of  spread  with
      comparable recent offerings)?                                     X   ____

e.    The  issuer  of the  securities,  except  for  Eligible
      Municipal Securities, and its predecessors have been in
      continuous  operation for not less than three years?              X    ___

f.    (1) The amount of the securities, other than those sold
      in  an  Eligible   Rule  144A   Offering  (see  below),
      purchased by all of the investment companies advised by
      the Adviser did not exceed 25% of the principal  amount
      of the offering; OR                                               X   ____

      (2) If the securities purchased were sold in an Eligible Rule 144A Offering, the amount of such securities purchased by all of the investment companies advised by the Adviser or Subadviser did not exceed 25% of the total of:

      (i) The principal amount of the offering of such class sold by underwriters or members of the selling syndicate to qualified institutional buyers, as defined in Rule 144A(a)(1), plus

      (ii) The  principal  amount of the offering of such class in
           any concurrent public offering?                            ____  ____

g.    (1) No affiliated underwriter of the Trust was a direct
      or indirect  participant in or beneficiary of the sale;
      OR                                                                X   ____

         (2) With respect to the purchase of Eligible Municipal Securities, such purchase was not designated as a group sale or otherwise allocated to
         the account of an affiliated underwriter?                    ____  ____

                                                                       Yes   No

h.    Information  has or  will  be  timely  supplied  to the
      appropriate  officer of the Trust for  inclusion on SEC
      Form N-SAR and  quarterly  reports to the  Trustees?              X   ____

Approved:                                                 Date: November 5, 2001
         --------------------------------

                                                                      Attachment

                            Rule 10f-3 - REPORT FORM

Additional Information for paragraph (d) - commission or spread - comparable recent offerings:
                               Comparison #1    Comparison #2   Comparison #3    Comparison #4    Comparison #5

Security                       ______________   ______________  ______________   ______________   ______________

Date Offered                   ______________   ______________  ______________   ______________   ______________
Offering Price                 ______________   ______________  ______________   ______________   ______________
Spread ($)                     ______________   ______________  ______________   ______________   ______________
Spread (%)                     ______________   ______________  ______________   ______________   ______________
Type of Security               ______________   ______________  ______________   ______________   ______________

Rating or Quality              ______________   ______________  ______________   ______________   ______________

Size of Issue                  ______________   ______________  ______________   ______________   ______________
Total Capitalization of Issuer



Note:    Minimum of two comparisons must be completed for each purchase.

          Independent Auditors' Report on Internal Accounting Control



The Board of Directors and Shareholders
AXP Strategy Series, Inc.:


In planning and performing our audits of the financial statements of AXP Equity Value Fund, AXP Small Cap Advantage Fund, AXP Focused Growth Fund, and AXP Partners Small Cap Growth Fund (funds within AXP Strategy Series, Inc.) for the year ended March 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of AXP Equity Value Fund, AXP Small Cap Advantage Fund, AXP Focused Growth Fund, and AXP Partners Small Cap Growth Fund are responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

This report is intended solely for the information and use of management, the Board of Directors of AXP Equity Value Fund, AXP Small Cap Advantage Fund, AXP Focused Growth Fund, and AXP Partners Small Cap Growth Fund, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP
---------------
    KPMG LLP
    Minneapolis, Minnesota
    May 3, 2002

           Independent Auditors' Report on Internal Accounting Control



The Board of Directors and Shareholders
AXP Strategy Series, Inc.:


In planning and performing our audit of the financial statements of AXP Strategy Aggressive Fund (fund within the AXP Strategy Series, Inc.) for the year ended March 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of AXP Strategy Aggressive Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted the following matter involving documentation supporting the good faith valuation procedures for AXP Strategy Aggressive Fund that we considered to be a material weakness as defined above.

As of March 31, 2002, AXP Strategy Aggressive Fund owned private equity investments with an estimated total value of approximately $52.5 million or 3.5% of net assets. These private equity investments do not have an active trading market and are considered illiquid. As such, these investments are valued at fair value according to methods established by the Fund's Board of Directors. During our initial review of the values as of March 31, 2002, we found the timeliness and depth of the valuation documentation to be incomplete. At the request of the Fund's independent officer, the senior investment management of the Fund's adviser conducted a review of the valuations of the securities that are valued pursuant to the methods established by the Fund's Board as of March 31, 2002 and have represented that based on information available to the Fund's adviser prior to March 31, 2002, the valuations reflect fair and accurate assessments as of March 31, 2002.

The failure to maintain a disciplined, timely and documented review of valuations could potentially result in a material error in the financial statements and the computation of net asset values. The Fund's adviser has represented that commencing on April 1, 2002 a monthly analysis and review of the private equity investments will be conducted and documented. Furthermore, on a quarterly basis, a more extensive documented review process will be performed. During our review we noted improvement in the documentation subsequent to March 31, 2002.

The conditions above were considered in determining the nature, timing, and extent of the procedures to be performed in our audit of the financial statements of AXP Strategy Aggressive Fund for the year ended March 31, 2002, and this report does not affect our report thereon dated May 15, 2002.

Management Response

    The Fund's adviser, American Express Financial Corporation, follows procedures established to fairly and accurately value private equity investments. These procedures include tracking the performance of the applicable companies on a monthly basis and analyzing significant or material activities as they occur. The adviser's investment management assessed the information available prior to March 31, 2002, and believe all of the private equity valuations were fair and accurate as of March 31, 2002.

    Investment management has reinforced the requirement for strong documentation of internally valued private equity investments. To support this requirement, new comprehensive documentation standards have been implemented which require that valuation considerations be documented in a consistent manner on at least a monthly basis. An independent review of a sample of the files will be performed on a periodic basis to verify that the documentation is performed timely and the depth of documentation is adequate. The Fund's adviser has also initiated a review process to be performed by individuals from risk management, compliance, controller-ship or internal audit. The review is designed to provide independent and objective oversight of the pricing and documentation process for private equity investments.

This report is intended solely for the information and use of management, the Board of Directors of AXP Strategy Aggressive Fund, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.





Minneapolis, Minnesota
May 15, 2002